INCOME TAXES - General (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory income tax rate (in percent)		21.00%	21.00%	21.00%
Expiration period of operating loss carryforwards		5 years
Turkey
INCOME TAXES
Statutory income tax rate (in percent)	20.00%	23.00%	25.00%	22.00%
Income withholding tax rate		10.00%